Condensed financial information of the parent company - PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Details) - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	$ 1,226,826	$ 672,320
Income (loss) from operations	(388,612)	182,036
Net income	1,000,786	730,568
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		(975,000)
Net income (loss) attributable to Shareholders	1,000,786	(244,432)
Net income	1,000,786	730,568
Foreign currency translation adjustment	1,208,367	529,680
Comprehensive income	2,209,153	1,260,248
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(465,151)	(318,085)
Other expenses	(1,534)
Income (loss) from operations	(466,685)	(318,085)
Equity in earnings of subsidiaries	1,467,471	1,048,653
Net income	1,000,786	730,568
Deemed dividend on conversion of Convertible Preferred Shares to Ordinary Shares		(975,000)
Net income (loss) attributable to Shareholders	1,000,786	(244,432)
Net income	1,000,786	730,568
Foreign currency translation adjustment	1,208,367	529,680
Comprehensive income	$ 2,209,153	$ 1,260,248